Securities Available for Sale in Continuous Unrealized Loss Position for Greater Than 12 Months (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	$ 189,071,181	$ 161,723,633
Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	11,555,068	10,618,273
Collateralized Mortgage Obligations GNMA
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	499,503	3,648,357
Greater Than 12 Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	16,882,081	19,179,835
Gross unrealized losses	(3,412,716)	(5,334,704)
Estimated fair value	13,469,365	13,845,131
Greater Than 12 Months | Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	262,550
Gross unrealized losses	(1,571)
Estimated fair value	260,979
Greater Than 12 Months | Collateralized Mortgage Obligations GNMA
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	133,587	346,140
Gross unrealized losses	(152)	(1,130)
Estimated fair value	133,435	345,010
Greater Than 12 Months | Private Label Mortgage Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	16,485,944	18,833,695
Gross unrealized losses	(3,410,993)	(5,333,574)
Estimated fair value	$ 13,074,951	$ 13,500,121